Financial Instruments - Summary of Derivative Instruments Gain (Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Derivative Instruments Gains (Losses) [Abstract]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ (37)	$ 26	$ 14
Currency Losses Net	3	12	11
Interest rate contracts [Member] | Fair Value Hedging [Member] | Interest expense [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in Income	0	15	99
Hedged Item Gain (Loss) Recognized in Income	0	(15)	(99)
Foreign exchange contracts - forwards [Member] | Not Designated as Hedging Instrument [Member] | Other expense - Currency gains (losses), net [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in Income	(38)	33	113
Foreign exchange contracts - forwards [Member] | Cash Flow Hedging [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in OCI	(50)	30	46
Foreign exchange contracts - forwards [Member] | Cash Flow Hedging [Member] | Cost of sales [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Gain (Loss) Reclassified from AOCI to Income	$ 37	$ 14	$ 28